UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.        2960 N. Meridian Street, Suite 300        Indianapolis, IN 46208

(Address of principal executive offices)        (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FCI Bond Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 76.93%

Corporate Bonds - Domestic — 63.72%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$878,762
Aflac, Inc., 8.500%, 5/15/2019	250,000	322,680
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	329,688
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,228,196
Amgen, Inc., 4.850%, 11/18/2014	25,000	25,426
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	92,749
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	245,146
Associated Banc-Corp, 5.125%, 3/28/2016	300,000	319,661
Associates Corp. NA, 6.950%, 11/1/2018	200,000	239,077
AT&T, Inc., 2.950%, 5/15/2016	675,000	701,874
Bank of America Corp, 6.875%, 4/25/2018	500,000	589,569
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,134,525
BB&T Corp., 1.450%, 1/12/2018	500,000	498,039
BlackRock, Inc., Series 2, 5.000%, 12/10/2019	500,000	571,398
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	581,609
CareFusion Corp., 1.450%, 5/15/2017	310,000	309,985
Citigroup, Inc., 1.250%, 1/15/2016	400,000	402,562
Citigroup, Inc., 6.125%, 11/21/2017	400,000	457,854
Citigroup, Inc., 5.375%, 8/9/2020	550,000	631,098
Credit Suisse USA, Inc., 5.125%, 8/15/2015	425,000	446,998
CVS Caremark Corp., 5.750%, 6/1/2017	400,000	450,847
CVS Caremark Corp., 4.750%, 5/18/2020	225,000	252,185
Discover Financial Services, 5.200%, 4/27/2022	475,000	528,030
Fifth Third Bancorp., 3.625%, 1/25/2016	340,000	355,090
Ford Motor Credit Co. LLC, 3.000%, 6/12/2017	900,000	939,587
General Electric Capital Corp., 5.000%, 1/8/2016	275,000	293,286
General Electric Capital Corp., 1.625%, 4/2/2018	250,000	250,636
General Electric Capital Corp., 6.000%, 8/7/2019	500,000	592,937
Genworth Financial, Inc., 6.515%, 5/22/2018	500,000	578,669
Goldman Sachs Group, Inc./The, 5.350%, 1/15/2016	600,000	640,376
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	225,000	255,192
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	466,836
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	193,529
Home Depot, Inc./The, 5.400%, 3/1/2016	600,000	647,717
HSBC Finance Corp., 5.000%, 6/30/2015	600,000	626,283
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	266,263
Intuit, Inc., 5.750%, 3/15/2017	250,000	279,304
Jefferies Group LLC, 3.875%, 11/9/2015	200,000	207,140
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,403,904
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	673,611
KeyCorp, 3.750%, 8/13/2015	500,000	517,375
KLA-Tencor Corp., 6.900%, 5/1/2018	150,000	176,636
Lazard Group LLC, 6.850%, 6/15/2017	280,000	317,882
MetLife, Inc., 6.817%, 8/15/2018	510,000	610,176
Morgan Stanley, 5.375%, 10/15/2015	850,000	900,311
Morgan Stanley, 5.750%, 1/25/2021	650,000	756,107
PNC Bank NA, 1.300%, 10/3/2016	500,000	505,017
Prudential Financial, Inc., 6.200%, 1/15/2015	250,000	257,645
Prudential Financial, Inc., 4.750%, 9/17/2015	200,000	209,965
Prudential Financial, Inc., 5.500%, 3/15/2016	310,000	333,383
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	495,890
Sempra Energy, 6.500%, 6/1/2016	250,000	276,355

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 76.93% - continued

Corporate Bonds - Domestic — 63.72% - continued

Simon Property Group LP, 6.125%, 5/30/2018	$500,000	$582,239
Starbucks Corp., 6.250%, 8/15/2017	300,000	344,845
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	453,335
Time Warner, Inc., 3.400%, 6/15/2022	800,000	812,212
US Bank NA, 0.349%, 4/22/2016 (a)	1,000,000	1,000,563
Verizon Communications, Inc., 4.900%, 9/15/2015	510,000	536,875
Viacom, Inc., 3.875%, 12/15/2021	800,000	839,267
WellPoint, Inc., 2.375%, 2/15/2017	500,000	514,448
Wells Fargo & Co., 5.625%, 12/11/2017	450,000	512,447
Zions Bancorp., 7.750%, 9/23/2014	150,000	152,486

Total Corporate Bonds – Domestic (Cost $29,880,451)		31,013,777

Corporate Bonds - Australia — 0.81%
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	394,703

Corporate Bonds - Canada — 10.51%
Bank of Montreal, 2.500%, 1/11/2017	1,000,000	1,040,919
Bank of Nova Scotia, 2.550%, 1/12/2017	1,000,000	1,038,384
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	36,251
EnCana Corp., 3.900%, 11/15/2021	450,000	476,242
Manulife Financial Corp., 3.400%, 9/17/2015	450,000	465,147
Royal Bank of Canada, 2.200%, 7/27/2018	1,000,000	1,022,164
Toronto-Dominion Bank/The, 2.500%, 7/14/2016	1,000,000	1,036,192

		5,115,299

Corporate Bond - Isle of Man — 0.70%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	341,939

Corporate Bond - Netherlands — 1.19%
Deutsche Telekom International Finance BV, 5.750%, 3/23/2016	100,000	108,211
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	469,915

		578,126

Total Corporate Bonds – Foreign (Cost $6,329,737)		6,430,067

Total Corporate Bonds (Cost $36,210,188)		37,443,844

U.S. Treasury Obligations — 13.06%

U.S. Treasury Note, 2.250%, 3/31/2016	905,000	934,996
U.S. Treasury Note, 3.250%, 3/31/2017	1,960,000	2,092,606
U.S. Treasury Note, 2.500%, 8/15/2023	1,100,000	1,106,703
U.S. Treasury Note, 2.750%, 2/15/2024	2,173,000	2,222,570

Total U.S. Treasury Obligations (Cost $6,307,317)		6,356,875

U.S. Government Mortgage Backed Agencies — 5.09%

Federal Home Loan Mortgage Corp., Pool #A57160, 5.500%, 2/1/2037	47,294	53,317

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Mortgage Backed Agencies — 5.09% - continued

Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	$69,486	$77,224
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	46,931	52,188
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	90,621	101,759
Federal National Mortgage Association, Pool #845573, 5.500%, 1/1/2036	95,368	108,747
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	36,829	41,369
Federal National Mortgage Association, Pool #MA1604, 4.000%, 12/1/2041	750,052	798,339

Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	491,892	507,287
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	747,098	739,149

Total U.S. Government Mortgage Backed Agencies (Cost $2,444,472)		2,479,379

U.S. Government Agencies — 2.06%

Federal National Mortgage Association, 2.400%, 11/7/2024	600,000	567,292
Federal National Mortgage Association, 2.000%, 7/30/2032	435,000	434,787

Total U.S. Government Agencies (Cost $1,009,039)		1,002,079

Preferred Stocks — 0.26%

	Shares
Federal National Mortgage Association, Series S, 8.250%	12,000	124,200

Total Preferred Stocks (Cost $300,000)		124,200

Money Market Securities — 1.65%

Fidelity Institutional Government Portfolio – Class I, 0.01% (b)	803,989	803,989

Total Money Market Securities (Cost $803,989)		803,989

Total Investments – 99.05% (Cost $47,075,005)		48,210,366

Other Assets in Excess of Liabilities – 0.95%		464,483

Total Net Assets – 100.00%		$48,674,849

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2014.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

June 30, 2014 (Unaudited)

Tax related At June 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$1,431,676
Gross unrealized (depreciation)	(296,315)

Net unrealized appreciation	$1,135,361

Aggregate cost of securities for income tax purposes	$47,075,005

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

June 30, 2014

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITS”) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2014

(Unaudited)

security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government agencies and U.S. government mortgage backed agencies, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. All foreign bonds are denominated in U.S. dollars. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2014

(Unaudited)

The following is a summary of the inputs used at June 30, 2014 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Corporate Bonds	$—	$31,013,777	$—	$31,013,777
Foreign Corporate Bonds	—	6,430,067	—	6,430,067
U.S. Treasury Obligations	—	6,356,875	—	6,356,875
U.S. Government Mortgage Backed Agencies	—	2,479,379	—	2,479,379
U.S. Government Agencies	—	1,002,079	—	1,002,079
Preferred Stocks	124,200	—	—	124,200
Money Market Securities	803,989	—	—	803,989

Total	$928,189	$47,282,177	$—	$48,210,366

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended June 30, 2014, the Fund had no transfers between Levels.

Iron Strategic Income Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 10.02%

Corporate Bonds - Domestic — 9.11%
AES Corp./The, 8.000%, 10/15/2017	$19,000	$22,183
Ally Financial, Inc., 8.000%, 3/15/2020	2,000,000	2,435,000
Big Heart Pet Brands, 7.625%, 2/15/2019	1,383,000	1,442,953
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,150,000
Calpine Corp., 7.500%, 2/15/2021 (a)	1,599,000	1,736,914
Case New Holland, Inc., 7.875%, 12/1/2017	2,000,000	2,340,000
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,624,000	1,875,720
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,320,000
First Data Corp., 12.625%, 1/15/2021	2,000,000	2,467,500
FXCM, Inc., 2.250%, 6/15/2018	1,500,000	1,553,438
Gates Investments LLC / Gates Investments, Inc., 9.000%, 10/1/2018	481,000	512,770
International Lease Finance Corp., 8.625%, 9/15/2015	2,000,000	2,170,000
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	2,000,000	2,142,500
Michaels Stores, Inc., 7.750%, 11/1/2018	2,000,000	2,120,000
Novelis, Inc., 8.750%, 12/15/2020	2,000,000	2,230,000
NRG Energy, Inc., 8.250%, 9/1/2020	2,000,000	2,195,000
Reynolds Group Issuer, Inc., 7.125%, 4/15/2019	2,000,000	2,100,000
SLM Corp., 8.000%, 3/25/2020	2,000,000	2,317,500
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (a)	2,000,000	2,100,000
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 9/15/2018	2,000,000	2,107,580
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 8/15/2020	2,000,000	2,190,000

		40,529,058

Corporate Bonds - Canada — 0.44%
CHC Helicopter SA, 9.250%, 10/15/2020 (b)	1,800,000	1,971,000

Corporate Bonds - Luxembourg — 0.47%
Expro Finance Luxembourg SCA, 8.500%, 12/15/2016 (a) (b)	2,000,000	2,097,500

Total Corporate Bonds (Cost $41,607,590)		44,597,558

Convertible Notes — 8.12%

Convertible Notes - Domestic — 7.22%
Ares Capital Corp., 5.750%, 2/1/2016	500,000	533,125
Ares Capital Corp., 5.750%, 2/1/2016 (a) (c)	500,000	533,125
BGC Partners, Inc., 4.500%, 7/15/2016	500,000	532,813
Cobalt International Energy, Inc., 2.625%, 12/1/2019	1,000,000	923,750
Electronic Arts, Inc., 0.750%, 7/15/2016	1,000,000	1,269,375
Emergent Biosolutions, Inc., 2.875%, 1/15/2021 (a)	1,500,000	1,572,187
Emulex Corp., 1.750%, 11/15/2018 (a)	1,500,000	1,382,813
IAS Operating Partnership LP, 5.000%, 3/15/2018 (a)	1,000,000	979,375
Iconix Brand Group, Inc., 2.500%, 6/1/2016	1,000,000	1,450,000
InterDigital, Inc., 2.500%, 3/15/2016	1,000,000	1,106,250
j2 Global, Inc., 3.250%, 6/15/2029	1,000,000	1,019,375
Liberty Interactive LLC, 3.500%, 1/15/2031	2,500,000	1,379,688
Medicines Co./The, 1.375%, 6/1/2017	1,500,000	1,841,250
Meritage Homes Corp., 1.875%, 9/15/2032	1,500,000	1,583,437
Nuance Communications, Inc., 2.750%, 11/1/2031	1,000,000	1,003,750
NuVasive, Inc., 2.750%, 7/1/2017	1,000,000	1,148,750

See accompanying notes which are an integral part of this schedule of investments.

Omnicare, Inc., 3.250%, 12/15/2035	1,000,000	1,068,750
ON Semiconductor Corp., 2.625%, 12/15/2026 (c)	1,000,000	1,178,125
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	530,938
Royal Gold, Inc., 2.875%, 6/15/2019	500,000	538,438
RTI International Metals, Inc., 1.625%, 10/15/2019	1,500,000	1,513,125
SEACOR Holdings, Inc., 3.000%, 11/15/2028 (a)	1,000,000	987,500
Starwood Property Trust, Inc., 4.000%, 1/15/2019	1,000,000	1,149,375
Stone Energy Corp., 1.750%, 3/1/2017 (c)	1,000,000	1,270,625
Tesla Motors, Inc., 0.250%, 3/1/2019	1,500,000	1,469,063
Toll Brothers Finance Corp., 0.500%, 9/15/2032	1,000,000	1,066,250
Vivus, Inc., 4.500%, 5/1/2020 (a)	1,000,000	745,625
Volcano Corp., 1.750%, 12/1/2017	1,000,000	970,625
Walter Investment Management Corp., 4.500%, 11/1/2019	1,500,000	1,395,938

		32,143,440

Convertible Notes - Bermuda — 0.22%
Energy XXI Bermuda Ltd., 3.000%, 12/15/2018 (a) (b)	1,000,000	991,250

Convertible Notes - China — 0.68%
Ctrip.com International Ltd., 1.250%, 10/15/2018 (a) (b)	1,500,000	1,639,687
SouFun Holdings Ltd., 2.000%, 12/15/2018 (a) (b)	1,500,000	1,375,313

		3,015,000

Total Convertible Notes (Cost $34,349,913)		36,149,690

	Shares
Mutual Funds — 75.23%
Aberdeen Global High Income Fund - Class I	36,166	372,512
American Beacon High Yield Bond Fund - Institutional Class	42,229	400,751
American Beacon SiM High Yield Opportunities Fund	199,204	2,073,712
BlackRock High Yield Portfolio - BlackRock Class	2,247,113	18,988,104
Columbia High Yield Bond Fund - Class R5	1,066,638	3,253,246
Delaware High-Yield Opportunities Fund - Class I	46,385	206,879
DWS Global High Income Fund - Institutional Class	178,486	1,308,303
DWS High Income Fund - Institutional Class (d)	3,555,051	18,095,210
Eaton Vance High Income Opportunities Fund - Class I	488,537	2,320,551
Eaton Vance Income Fund of Boston - Institutional Class	181,780	1,117,948
Federated High Income Bond Fund - Class A	1,015,955	8,087,003
Federated High Yield Trust - Class SS	461,312	3,229,183
Federated Institutional High-Yield Bond Fund - Institutional Class	2,114,444	22,011,364
Fidelity Advisor High Income Advantage Fund - Class I	101,712	1,059,838
Fidelity Capital & Income Fund	120,555	1,233,281
Fidelity High Income Fund	199,631	1,896,495
Hartford High Yield Fund - Class Y	7,350	57,773
Hotchkis and Wiley High Yield Fund - Class I	707,766	9,462,832
Invesco High Yield Fund - Class R5	12,346	56,420
Ivy High Income Fund - Class I	3,346,707	29,317,150
Janus High-Yield Fund - Class I	1,427,226	13,444,467
John Hancock Core High Yield Fund - Class I	380,021	4,241,030
JPMorgan High Yield Fund - Select Class	2,052,037	16,744,624
Loomis Sayles Institutional High Income Fund	784,592	6,559,186
Lord Abbett High Yield Fund - Class I	2,483,374	20,115,333
MFS Global High Yield Fund - Class I	10,154	68,334
MFS High Income Fund - Class I	1,021,130	3,727,124
Northeast Investors Trust	8,417	55,723
Nuveen High Income Bond Fund - Class I	652,319	6,073,089
Nuveen Symphony Credit Opportunities Fund - Class I	179,769	4,143,667
PIMCO High Yield Fund - Institutional Class	10,322	100,843
PIMCO High Yield Spectrum Fund - Institutional Class	473,377	5,273,421
Pioneer High Yield Fund - Class Y	138,485	1,524,723

See accompanying notes which are an integral part of this schedule of investments.

Principal High Yield Fund - Institutional Class	2,295,155	18,131,722
Principal High Yield I Fund - Institutional Class	12,573	135,285
Prudential High Yield Fund - Class Z	4,318,091	25,347,194
Putnam High Yield Advantage Fund - Class Y	233,429	1,542,965
Putnam High Yield Trust - Class Y	26,671	216,565
RidgeWorth High Income Fund - Class I	458,365	3,373,565
RidgeWorth Seix High Yield Fund - Class I	538,171	5,430,149
T. Rowe Price High Yield Fund - Investor Class	2,667,916	19,555,826
T. Rowe Price Institutional High Yield Fund	1,589,887	15,867,071
TIAA-CREF High Yield Fund - Institutional Class	1,681,874	17,626,037
USAA High Income Fund	2,233,801	20,148,886
Vanguard High-Yield Corporate Fund - Admiral Shares	113,830	701,192
Western Asset High Yield Fund - Institutional Class	7,987	73,238

Total Mutual Funds (Cost $319,821,939)		334,769,814

Exchange-Traded Funds — 1.16%
iShares iBoxx $ High Yield Corporate Bond Fund	11,193	1,065,574
AdvisorShares Peritus High Yield ETF	19,100	1,018,030
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	9,500	1,015,265
PowerShares Fundamental High Yield Corporate Bond Portfolio	51,800	1,015,280
SPDR Barclays High Yield Bond ETF (c)	24,706	1,030,981

Total Exchange-Traded Funds (Cost $5,146,092)		5,145,130

Money Market Securities (e)— 4.99%
Federated Treasury Obligations Fund - Institutional Shares, 0.01%	5,526,957	5,526,957
Fidelity Institutional Money Market Treasury Only - Class I, 0.01%	5,526,957	5,526,957
First American Government Obligations Fund - Class Z, 0.01% (f)	81,029	81,029
First American Treasury Obligations Fund - Class Z, 0.00%	5,526,957	5,526,957
Wells Fargo Advantage Treasury Plus Money Market Fund - Class I, 0.01%	5,526,957	5,526,957

Total Money Market Securities (Cost $22,188,857)		22,188,857

	Principal Amount
Repurchase Agreements — 0.64%
Credit Suisse Government TPR mix, 0.060%, dated 6/30/14, due 7/1/14, repurchase price $2,848,005 (collateralized by U.S. Treasury Strip Principal, 0.000%, 8/5/18, fair value $2,905,395) (f)	$2,848,000	2,848,000

Total Repurchase Agreements (Cost $2,848,000)		2,848,000

Total Investments – 100.16% (Cost $425,962,391)		445,699,049

Liabilities in Excess of Other Assets – (0.16)%		(697,033)

TOTAL NET ASSETS – 100.00%		$445,002,016

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Foreign corporate bond denominated in U.S. dollars.
(c)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $2,866,482.

See accompanying notes which are an integral part of this schedule of investments.

(d)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(e)	Rate disclosed is the seven day yield as of June 30, 2014.
(f)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of June 30, 2014.

The value of Futures Contracts as of June 30, 2014 was as follows:

Long Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note Future expiring 9/30/14	20	$4,391,875	$753

Short Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note Future expiring 9/30/14	(20)	$(2,389,219)	$(1,489)

Tax related: At June 30, 2014, the net unrealized appreciation / (depreciation) on investments (excluding futures contracts) for tax purposes was as follows:

Gross unrealized appreciation	$20,281,798
Gross unrealized depreciation	(663,150)

Net unrealized appreciation on investments	$19,618,648

Aggregate cost of securities for income tax purposes	$426,080,401

See accompanying notes which are an integral part of this schedule of investments.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

June 30, 2014

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

Derivative instruments that the Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Fixed income securities, including corporate bonds and convertible notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$—	$44,597,558	$—	$44,597,558
Convertible Notes*	—	36,149,690	—	36,149,690
Mutual Funds	334,769,814	—	—	334,769,814
Exchange-Traded Funds	5,145,130	—	—	5,145,130
Money Market Securities	22,188,857	—	—	22,188,857
Repurchase Agreements	—	2,848,000	—	2,848,000
Long Futures Contracts**	753	—	—	753

Total	$362,104,554	$83,595,248	$—	$445,699,802

Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Futures Contracts**	$(1,489)	$—	$—	$(1,489)

Total	$(1,489)	$—	$—	$(1,489)

*	See schedule of investments for additional country information.
**	The amount shown represents the gross unrealized appreciation/depreciation on futures contracts.

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of June 30, 2014.

Derivative Transactions – The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would allow.

The Fund enters into credit derivatives, such as credit default swaps, to gain exposure to or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Advisor, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). The Fund has elected to have its cash received through loan transactions invested in repurchase agreements with borrowers and/or their affiliates secured by U.S. Government Securities. At all times the margin of collateral to market value of loaned securities shall be at least 102%. As of June 30, 2014, the Fund loaned securities having a fair value of $2,866,482 and received $2,929,029 of cash collateral for the loan from the following counterparties: Citigroup Global Markets, Inc. and J.P. Morgan Clearing Corp. This cash was invested in short term repurchase agreements and money market security.

Repurchase Agreements - A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security or other asset and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience delays or an inability to liquidate the underlying security, resulting in a potential loss in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers or their affiliates determined by the Advisor to be creditworthy (each a “Counterparty”). The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Repurchase agreements may be collateralized with securities or other assets. To the extent that the Fund enters into repurchase agreements collateralized by cash; obligations of the U.S. government or by an agency of the U.S. government (which may be of any maturity); and securities that at the time the repurchase agreement is entered into are rated in the highest rating category by at least one nationally recognized statistical rating organization or, if unrated, determined by the Board of Trustees (or the Advisor if so delegated by the Board) to be of comparable quality. At June 30, 2014, the Fund held repurchase agreements purchased with collateral from securities lending of $2,848,000.

Futures Contracts - The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Fund may enter into futures contracts, including, but not limited to, interest rate, commodity and index futures. The Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts. The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

Restricted Securities - The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At June 30, 2014, the aggregate value of such securities amounted to $16,141,289 and value amounts to 3.63% of the net assets of the Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
Ares Capital Corp., 5.750%, 2/01/2016	3/20/2012	$500,000	$528,750	$533,125
Calpine Corp., 7.500%, 2/15/2021	1/14/2011	1,599,000	1,616,989	1,736,914
Ctrip.com International Ltd., 1.250%, 10/15/2018*	10/31/2013	1,500,000	1,538,750	1,639,687
Emergent Biosolutions, Inc., 2.875%, 1/15/2021	4/1/2014	1,500,000	1,636,248	1,572,187
Emulex Corp., 1.750%, 11/15/2018	5/13/2014	1,500,000	1,355,250	1,382,813
Energy XXI Bermuda Ltd., 3.000%, 12/15/2018	1/8/2014	1,000,000	962,500	991,250
Expro Finance Luxembourg SCA, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,975,000	2,097,500
IAS Operating Partnership LP, 5.000%, 3/15/2018	9/13/2013	1,000,000	921,250	979,375
SEACOR Holdings, Inc., 3.000%, 11/15/2028	1/29/2014	1,000,000	962,500	987,500
SouFun Holdings Ltd., 2.000%, 12/15/2018*	4/1/2014	1,500,000	1,501,269	1,375,313
Valeant Pharmaceuticals International, 6.875%, 12/1/2018	1/14/2011	2,000,000	2,060,000	2,100,000
Vivus, Inc., 4.500%, 5/1/2020*	10/16/2013	1,000,000	924,262	745,625

				$16,141,289

*	The security was purchased on multiple dates with the initial purchase date shown.

Appleseed Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 52.81%

Business Services — 3.97%
Staples, Inc.	563,280	$6,105,955
Sykes Enterprises, Inc. *	95,042	2,065,263
Yusen Logistics Co. Ltd. (a)	365,300	4,161,258

		12,332,476

Consumer Discretionary — 2.82%
FTD Companies, Inc. *	275,531	8,759,130

Consumer Staples — 6.16%
Avon Products, Inc.	336,305	4,913,416
Female Health Co./The	37,600	207,176
Herbalife Ltd. (a)	21,614	1,394,968
John B. Sanfilippo & Son, Inc.	478,135	12,656,233

		19,171,793

Energy — 3.83%
McDermott International, Inc. *	764,541	6,185,137
Nabors Industries Ltd. (a) (b)	195,052	5,728,677

		11,913,814

Financials — 8.77%
Sberbank of Russia ADR (a)	551,100	5,604,687
Western Union Co./The	598,993	10,386,539
Willis Group Holdings PLC (a)	260,550	11,281,815

		27,273,041

Health Care Services — 0.80%
PDI, Inc. *	570,618	2,499,307

Industrials — 5.86%
Titan International, Inc.	588,994	9,906,879
Toyo Tanso Co. Ltd. (a)	385,000	8,326,687

		18,233,566

Information Technology — 3.26%
Teradata Corp. *	252,200	10,138,440

Materials — 6.27%
Mosaic Co./The	270,078	13,355,357
Rentech, Inc. *	2,373,840	6,148,246

		19,503,603

Pharmaceuticals — 8.27%
Novartis AG ADR (a) (c)	89,750	8,125,067
Teva Pharmaceutical Industries Ltd. ADR (a)	335,793	17,602,269

		25,727,336

Telecommunication Services — 2.80%
SK Telecom Co. Ltd. ADR (a)	336,245	8,722,195

Total Common Stocks (Cost $126,764,866)		164,274,701

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

June 30, 2014 (Unaudited)

	Shares	Fair Value
Gold Trusts — 19.45%

Central GoldTrust (a) (d) (e) (f) *	859,024	$40,777,869
Sprott Physical Gold Trust (a) (e) (g) *	1,791,675	19,726,342

Total Gold Trusts (Cost $63,742,238)		60,504,211

	Principal Amount
U.S. Government Securities — 6.77%
U.S. Treasury Note, 0.375%, 8/31/2015	$3,000,000	3,007,677
U.S. Treasury Note, 0.250%, 9/30/2015	4,000,000	4,004,608
U.S. Treasury Note, 0.250%, 10/15/2015	3,000,000	3,003,222
U.S. Treasury Note, 1.250%, 10/31/2015	3,000,000	3,042,540
U.S. Treasury Note, 0.375%, 11/15/2015	5,000,000	5,011,815
U.S. Treasury Note, 0.250%, 12/15/2015	3,000,000	3,000,762

Total U.S. Government Securities (Cost $21,041,183)		21,070,624

Corporate Bonds — 6.06%

Consumer Staples — 0.65%
Avon Products, Inc., 2.375%, 3/15/2016	2,000,000	2,027,282

Financials — 4.22%
AON Corp., 3.500%, 9/30/2015	2,820,000	2,917,662
Fairfax Financial Holdings Ltd., 8.250%, 10/1/2015 (a)	1,973,000	2,128,155
Prudential OLC, 11.750%, 12/29/2049 (a)	2,750,000	2,887,637
Volkswagen Financial Services NV, 4.000%, 10/14/2015 (h)	11,300,000	1,895,131
Western Union Co./The, 5.930%, 10/1/2016	3,000,000	3,294,843

		13,123,428

Pharmaceuticals — 1.19%
Teva Pharmaceutical Industries Ltd., 2.400%, 11/10/2016 (a)	2,145,000	2,214,753
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 9/15/2018 (a)	1,416,000	1,492,167

		3,706,920

Total Corporate Bonds (Cost $18,980,732)		18,857,630

Foreign Government Bonds — 1.65%
Singapore Government Bond, 2.500%, 6/1/2019	6,000,000	5,118,041

Total Foreign Government Bonds (Cost $5,069,334)		5,118,041

Certificates of Deposit — 1.21%
Community Bank, 0.750%, 9/24/2014	1,000,000	1,000,000
New Resource Bank, 0.050%, 7/18/2014	249,135	249,135
One Pacific Bank, 0.150%, 7/18/2014	250,000	250,000
One Pacific Bank, 0.070%, 9/4/2014	501,012	501,012

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

June 30, 2014 (Unaudited)

	Principal Amount	Fair Value
Certificates of Deposit — 1.21% - continued
One Pacific Bank, 0.070%, 9/26/2014	$500,087	$500,087
Self-Help Federal Credit Union, 0.250%, 8/18/2014	250,000	250,000
Self-Help Federal Credit Union, 0.250%, 8/28/2014	250,000	250,000
Sunrise Bank, 0.050%, 7/3/2014	500,414	500,414
Sunrise Bank, 0.117%, 7/3/2014	250,000	250,000

Total Certificates of Deposit (Cost $3,750,648)		3,750,648

Money Market Securities — 11.69%

Federated Government Obligations Fund - Institutional Shares, 0.01% (i)	36,360,951	36,360,951

Total Money Market Securities (Cost $36,360,951)		36,360,951

Total Investments –Long – 99.64% (Cost $275,709,952)		309,936,806

Total Investments –Short – (0.87%) (Proceeds Received $2,530,716)		(2,706,000)

Total Written Options – (0.08%) (Premiums Received $242,301)		(252,525)

Other Assets in Excess of Liabilities – 1.31%		4,104,084

TOTAL NET ASSETS – 100.00%		$311,082,365

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2014, was $8,125,067.
(d)	Closed-End Mutual Fund
(e)	Passive Foreign Investment Company
(f)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(g)	Exchange-Traded Fund
(h)	Foreign-denominated security. Principal amount is reported in Norwegian Krone.
(i)	Rate disclosed is the seven day yield as of June 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

June 30, 2014 (Unaudited)

Tax Related - At June 30, 2014, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and excluding futures contracts for tax purposes, was as follows:

Unrealized appreciation	$37,005,053
Unrealized depreciation	(4,500,981)

Net unrealized appreciation	$32,504,072

Aggregate cost of securities for income tax purposes	$277,432,734

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

June 30, 2014 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds - (0.87%)

Energy - (0.87%)
United States Natural Gas Fund, L.P.	(110,000)	$(2,706,000)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds Received $2,530,716)		(2,706,000)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Written Options

June 30, 2014 (Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options - (0.08%)

Nabors Industries Ltd./January 2014/Strike Price $33.00 (a)	(1,950)	$(252,525)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $242,301)		(252,525)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

June 30, 2014 (Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures Contract September 2014	(49)	$(5,235,344)	$(97,099)
Japanese Yen Currency Futures Contract September 2014	(55)	(6,792,500)	(79,069)

TOTAL SHORT FUTURES CONTRACTS	(104)		(176,168)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

June 30, 2014

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITS”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, gold trusts, limited partnerships, and closed-end funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds and U.S. Government Securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$164,274,701	$—	$—	$164,274,701
Gold Trusts	60,504,211	—	—	60,504,211
U.S. Government Securities		21,070,624		21,070,624
Corporate Bonds*	—	18,857,630	—	18,857,630
Foreign Government Bonds	—	5,118,041	—	5,118,041
Certificates of Deposit	—	3,750,648	—	3,750,648
Money Market Securites	36,360,951	—	—	36,360,951

Total	$261,139,863	$48,796,943	$—	$309,936,806

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$(2,706,000)	$—	$—	$(2,706,000)
Written Option Contracts	(252,525)			(252,525)
Short Futures Contracts*	(176,168)	—	—	(176,168)

Total	$(3,134,693)	$—	$—	$(3,134,693)

*	The amount shown represents the gross unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2014.

Derivative Transactions – The Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal year. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of June 30, 2014 is held for collateral for futures transactions and is restricted from withdrawal.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	8/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	8/27/2014

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Interim Treasurer

Date	8/27/2014